5. SHARE PURCHASE WARRANTS (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares outstanding	4,950,000	4,950,000	3,950,000
Weighted average exercise price of share outstanding	$ 0.71	$ 0.71	$ 0.84
Warrant [Member]
Shares outstanding	1,717,000	1,717,000	1,050,000
Weighted average exercise price of share outstanding	$ 0.85	$ 0.85	$ 0.75
Expiry date		Jun. 20, 2014
Warrant One [Member]
Shares outstanding	1,050,000	667,000
Weighted average exercise price of share outstanding	$ 0.75	$ 1.00
Expiry date	Jun. 20, 2014	Jan. 10, 2015
Warrant Two [Member]
Shares outstanding	667,000	1,717,000
Weighted average exercise price of share outstanding	$ 1	$ 0.85
Expiry date	Jan. 10, 2015